Notes to the consolidated statements of income	9 Months Ended
Sep. 30, 2021
Notes to the consolidated statements of income
Notes to the consolidated statements of income

2.    Notes to the consolidated statements of income

a)    Revenue

The Company has recognized the following revenue in the consolidated statements of income for the three and nine months ended September 30, 2021 and 2020:

Revenue

in € THOUS

	For the three months ended
	September 30,
	2021			2020
	Revenue from			Revenue from
	contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total

Health care services	3,424,066	105,543	3,529,609	3,427,404	72,033	3,499,437
Health care products	889,217	22,540	911,757	889,872	24,459	914,331
Total	4,313,283	128,083	4,441,366	4,317,276	96,492	4,413,768

	For the nine months ended
	September 30,
	2021			2020
	Revenue from			Revenue from
	contracts with	Other		contracts with	Other
	customers	revenue	Total	customers	revenue	Total

Health care services	9,962,881	292,408	10,255,289	10,477,945	230,024	10,707,969
Health care products	2,629,629	86,743	2,716,372	2,675,220	75,720	2,750,940
Total	12,592,510	379,151	12,971,661	13,153,165	305,744	13,458,909

b)    Research and development expenses

Research and development expenses of €153,024 for the nine months ended September 30, 2021 (for the nine months ended September 30, 2020: €141,346) included research and non-capitalizable development costs as well as depreciation and amortization expenses related to capitalized development costs of €4,380 (for the nine months ended September 30, 2020: €3,777).

c)    Earnings per share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for the three and nine months ended September 30, 2021 and 2020:

Reconciliation of basic and diluted earnings per share

in € THOUS, except share and per share data

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2021	2020	2021	2020
Numerator:
Net income attributable to shareholders of FMC-AG & Co. KGaA	273,044	353,502	740,567	987,193

Denominators:
Weighted average number of shares outstanding	292,986,093	292,817,296	292,926,425	294,458,296
Potentially dilutive shares	144,984	251,979	136,811	230,751

Basic earnings per share	0.93	1.21	2.53	3.35
Diluted earnings per share	0.93	1.21	2.53	3.35

d)    Impacts of severe acute respiratory syndrome coronavirus 2 (“COVID-19”)

The Company provides life-sustaining dialysis treatments and other critical healthcare services and products to patients. The Company's patients need regular and frequent dialysis treatments, or else they face significant adverse health consequences that could result in hospitalization or death. To be able to continue care for its patients in light of COVID-19, the Company determined that it needed to implement a number of measures, both operational and financial, to maintain an adequate workforce, to protect its patients and employees through expanded personal protective equipment protocols and to develop surge capacity for patients suspected or confirmed to have COVID-19. Additionally, the Company experienced a loss of revenue due to the pandemic in certain parts of its business, partially offset by increased demand for its services and products in other parts. Various governments in regions in which the Company operates have provided economic assistance programs to address the consequences of the pandemic on companies and support healthcare providers and patients.

The Company received government grants in various regions in which it operates in the amount of €20,416 and €224,449 for the nine months ended September 30, 2021 and September 30, 2020, respectively. In addition to the costs incurred which are eligible for government funding in various countries, the Company has been affected by impacts that COVID-19 had on the global economy and financial markets as well as effects related to lockdowns.

The remaining amounts of U.S. government grants received under the Coronavirus Aid, Relief, and Economic Security Act of 2020 (“CARES Act”) recorded in deferred income were $6,799 (€5,872) and $22,473 (€18,314) at September 30, 2021 and December 31, 2020, respectively. In 2020, the Company also recorded a contract liability for advance payments received under the CMS Accelerated and Advance Payment program within current provisions and other current liabilities and non-current provisions and other non-current liabilities. Contract liabilities related to the CMS Accelerated and Advance Payment program were $622,984 (€538,029) and $1,046,025 (€852,437) as of September 30, 2021 and December 31, 2020, respectively.